Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive income
Profit for the year	$ 6,602	$ 9,260	$ 105,302
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation/(loss) net of tax	(166)	(49)	(41)
Items that may be reclassified subsequently to profit or loss:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	193	28	64
Total comprehensive income for the period net of tax	6,628	9,239	105,325
Attributable to the owners of parent	$ 6,628	$ 9,239	$ 105,325